Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detailed information about cash and cash equivalents [line items]
Effects of changes in exchange rate	€ (144)	€ 88	€ (38)
Cash and cash equivalents	158	141	98
Net cash flows from (used in) operating activities	434	762	864
Increase (decrease) in net cash flows from investing activities	710
Net cash flows from (used in) investing activities	1,010	300	(1,996)
Increase (decrease) in net cash flows from financing activities	280
Net cash flows from (used in) financing activities	(2,035)	€ (1,755)	€ (3,241)
Increase (decrease) in net cash flows from operating activities	€ (328)